General Information and Basis of Operation (Tables)	12 Months Ended
Dec. 31, 2025
General Information and Basis of Operation [Abstract]
Schedule of Company and its Subsidiaries	As of December 31, 2025, details of the Company and its subsidiaries are as follows:
Name of entity	Date of incorporation	Holding company	Nature of business
Top Wealth Group Holding Limited	February 1, 2023	Winwin Development Group Limited	Investment holding
Top Wealth (BVI) Group Limited	January 18, 2023	Top Wealth Group Holding Limited	Investment holding
Top Wealth Group (International) Limited	September 22, 2009	Top Wealth (BVI) Group Limited	Trading of caviar
TWG International Limited	December 11, 2024	Top Wealth (BVI) Group Limited	Inactive
TWG Group Limited	December 12, 2024	Top Wealth Group Holding Limited	Investment holding
TWG Capital Limited	December 23, 2024	TWG Group Limited	Trading of premium wine and health supplements